ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($)	Ordinary Share USD ($)	Retained Earnings USD ($)	Non-controlling Interests USD ($)	ZHEJIANG TIANLAN CNY (¥)	ZHEJIANG TIANLAN Ordinary Share CNY (¥)	ZHEJIANG TIANLAN Capital Reserve CNY (¥)	ZHEJIANG TIANLAN PRC Statutory Reserves CNY (¥)	ZHEJIANG TIANLAN Retained Earnings CNY (¥)	ZHEJIANG TIANLAN Non-controlling Interests CNY (¥)
Beginning balance, amount at Dec. 31, 2017					¥ 211,314	¥ 82,572	¥ 32,480	¥ 14,122	¥ 79,646	¥ 2,494
Net income / (loss)	$ (61)		$ 88	$ (149)	(26,227)				(26,646)	419
Dividend paid					(9,908)				(9,908)
Capitalization of gain on disposal of subsidiaries to the shareholders					373		1,874			(1,501)
Appropriation of reserves	0		36		0		1,212	(219)	(993)
Issue share capital					2,450					2,450
Ending balance, amount at Dec. 31, 2018					178,002	82,572	35,566	13,903	42,099	3,862
Net income / (loss)	(210)		(146)	(64)	4,358				4,842	(484)
Appropriation of reserves					0			518	(518)
Others					509		(56)			565
Ending balance, amount at Dec. 31, 2019					182,869	82,572	35,510	14,421	46,423	3,943
Net income / (loss)	$ 402		$ 769	$ (367)	13,500				15,532	(2,032)
Dividend paid					(2,890)				(2,890)
Appropriation of reserves					0			1,685	(1,685)
Others					(4,422)		251	(436)	(3,968)	(269)
Consolidation of companies under common control					7,558		3,600		1,836	2,122
Ordinary shares injected by shareholders					(761)					(761)
Utilization of reserve					(3,600)		(3,600)
Ending balance, amount at Dec. 31, 2020					¥ 192,254	¥ 82,572	¥ 35,761	¥ 15,670	¥ 55,248	¥ 3,003